Note 7 Liquidity available by instrument (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BBVA SA [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 43,931	€ 48,271	€ 35,258
BBVA SA [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	31,606	33,081	37,272
BBVA SA [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	919	3,450	5,234
BBVA SA [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	2,916	3,471	9,492
BBVA SA [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	44,324	22,708	27,870
BBVA SA [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
BBVA SA [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	123,696	110,981	115,127
BBVA Mexico [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	9,712	12,865	12,146
BBVA Mexico [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	20,345	13,974	13,881
BBVA Mexico [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	246	47	74
BBVA Mexico [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	132	35	28
BBVA Mexico [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	469	467	343
BBVA Mexico [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
BBVA Mexico [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	30,903	27,388	26,472
Garanti BBVA group [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	9,899	6,731	8,179
Garanti BBVA group [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	6,117	9,165	5,549
Garanti BBVA group [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	398	285	722
Garanti BBVA group [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	16,414	16,181	14,449
Other LMU [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	5,921	5,265	6,469
Other LMU [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	8,429	7,836	6,036
Other LMU [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Other LMU [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	1	2
Other LMU [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	753	1,035	934
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Other LMU [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 15,102	€ 14,136	€ 13,440